SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT  (NO. 2-77169)
UNDER THE SECURITIES ACT OF 1933           [   ]

Pre-Effective Amendment No. ____________   [   ]

Post-Effective Amendment No. _____35___    [   ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940          [   ]

Amendment No. ____________   [   ]

North Carolina Capital Management Trust


(Exact Name of Registrant as Specified in Charter)
82 Devonshire Street, Boston, MA  02109

(Address of Principal Executive Offices)
Registrant's Telephone Number:     (617) 563-7000


Arthur S. Loring, Esq., 82 Devonshire Street, Boston, MA  02109

(Name and Address of Agent for Service)
It is proposed that this filing will become effective on December 5, 1996, pursuant to Paragraph (b) of Rule 485.
CALCULATION OF REGISTRATION FEE

Title
of                                                     Proposed
Securities      Amount             Proposed            Maximum
Being           of Shares          Maximum             Aggregate           Amount of
Registered      Being Registered   Offering per Unit   Offering Price      Registration Fee

NCCMT: Term          577,154*                9.78             $5,644,569               $100






The fee for the above shares to be registered by this filing has been computed on the basis of the average of the bid and ask prices in effect on November 29, 1996.
* This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. Registrant, during its fiscal year ended June 30, 1996, redeemed or repurchased 1,381,008 shares. 543,412 shares are being utilized for the purpose of reduction pursuant to Paragraph (2) of such rule. 837,596 redeemed or repurchased shares were used for reduction pursuant to Paragraph (a) of Rule 24e-2 or Paragraph (c) of Rule 24f-2 in previous filings of post-effective amendments during the current year.








                                                                                SHARES REDEEMED OR
                                                                                REPURCHASED USED
                                                                                FOR REDUCTION
                         PROPOSED                              SHARES           PURSUANT TO
                         MAXIMUM                               BEING            PARAGRAPH (A) OF
                         OFFERING     PROPOSED     SHARES       UTILIZED FOR    RULE 24E-2 OR
            AMOUNT OF    PRICE PER    MAXIMUM      REDEEMED    REDUCTION        PARAGRAPH (C) OF
PORTFOLIO   SHARES       UNIT         AGGREGATE    YEAR-END    PURSUANT TO      RULE 24F-2
            BEING                     OFFERING     2/29/96     PARAGRAPH
            REGISTERED                PRICE                    (2) OF RULE
                                                               24E-2






SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 5th day of December 1996.
      The North Carolina Capital Management Trust
      By /s/ William L. Byrnes+
           William L. Byrnes, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
(Signature)                        (Title)        (Date)


    /s/ Kenneth A. Rathgeber***     Treasurer     December  5, 1996
 Kenneth A. Rathgeber


   /s/ William L. Byrnes*           Trustee       December  5, 1996
 William L. Byrnes


   /s/ John David Foust*            Trustee       December  5, 1996
 John David Foust


   /s/ W. Olin Nisbet III*          Trustee       December  5, 1996
 W. Olin Nisbet III


   /s/ Helen A. Powers**            Trustee       December  5, 1996
 Helen A. Powers


    /s/ Bertram H. Witham*          Trustee       December  5, 1996
 Bertram H. Witham


+ Signature affixed by Arthur S. Loring pursuant to a power of attorney dated July 17, 1991 and filed herewith.
* Signatures affixed by Robert C. Hacker pursuant to a power of attorney dated April 17, 1991 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated July 17, 1991 and filed herewith.
*** Signature affixed by John H. Costello pursuant to a power of attorney dated October 17, 1996 and filed herewith.

 POWER OF ATTORNEY
 I, the undersigned Trustee of The North Carolina Cash Management Trust:
Cash Portfolio and Term Portfolio (the Trust), hereby severally constitute and appoint Arthur J. Brown, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Arthur C. Delibert, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Trust, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on this 17th day of July 1991
/s/Helen A. Powers
__________________
Helen A. Powers

 POWER OF ATTORNEY
 We, the undersigned Trustees of The North Carolina Cash Management Trust:
Cash Portfolio and Term Portfolio (the Trust), hereby severally constitute and appoint Arthur J. Brown, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Arthur C. Delibert, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our name in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Trust, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this 17th day of April 1991
/s/William L. Byrnes
________________________
William L. Byrnes
/s/John David Foust
________________________
John David Foust
/s/W. Olin Nisbet III
________________________
W. Olin Nisbet III
________________________
Helen A. Powers
/s/Bertram H. Witham
________________________
Bertram H. Witham

POWER OF ATTORNEY
 I, the undersigned President of the North Carolina Cash Management Trust:
Cash Portfolio and Term Portfolio (the Trust), hereby severally constitute and appoint Arthur S. Loring my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-Effective Amendments to any Registration Statements of the Trust, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on this 17th day of July 1991
/s/ William L. Byrnes
William L. Byrnes
POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series V             Fidelity Municipal Trust
Fidelity Advisor Series VI            Fidelity New York Municipal Trust
Fidelity Advisor Series VII           Fidelity Puritan Trust
Fidelity Advisor Series VIII          Fidelity School Street Trust
Fidelity Boston Street Trust          Fidelity Securities Fund
Fidelity California Municipal Trust   Fidelity Select Portfolios
Fidelity Capital Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Charles Street Trust         Fidelity Summer Street Trust
Fidelity Commonwealth Trust           Fidelity Trend Fund
Fidelity Congress Street Fund         Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Contrafund                   Fidelity U.S. Investments-Government Securities
Fidelity Corporate Trust                 Fund, L.P.
Fidelity Court Street Trust           Fidelity Union Street Trust
Fidelity Covington Trust              Fidelity Yen Performance Portfolio, L.P.
Fidelity Destiny Portfolios           Variable Insurance Products Fund
Fidelity Deutsche Mark Performance    Variable Insurance Products Fund II
  Portfolio, L.P.
Fidelity Devonshire Trust
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Treasurer and principal financial and accounting officer (collectively, the "Funds"), hereby severally constitute and appoint John H. Costello and John E. Ferris each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber    October 17, 1996

Kenneth A. Rathgeber